--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:


--------------------------------------------------------------------------------

We are pleased to provide you with the Cash Equivalent Fund annual report for the year ended July 31, 1998.

Your fund's management greatly appreciates your decision to invest in Cash Equivalent Fund. During the past year, the fund registered solid performance and achieved its objective of providing maximum current income consistent with stability of principal.

ECONOMIC REVIEW AND OUTLOOK

Since March 1997, monetary policy has been on hold with a target for Federal Funds at 5.50%. The domestic economy remains strong, although second calendar quarter GDP growth was softer at 1.6%. Key contributing elements were inventory reductions and an auto strike. However, the process of inventory adjustment is well under way and the strike was resolved in early August. Accordingly, a rebound in production and economic growth is likely during the remainder of 1998.

Developments to watch are: continuing, well-publicized Asian difficulties, financial and economic turbulence in other foreign countries, and the recent volatility in our domestic stock market. Nevertheless, we expect monetary policy to remain on hold because of a background of domestic economic strength.

Money market funds such as Cash Equivalent Fund offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,


Frank Rachwalski

Frank Rachwalski
Vice President and Portfolio Manager
September 8, 1998

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and Vice President and Lead Portfolio Manager of Cash Equivalent Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS

For the year ended July 31, 1998, the fund's three Portfolios had the following net yields:

The Money Market Portfolio had a net yield of 4.82%.

The Government Securities Portfolio had a net yield of 4.79%.

The Tax-Exempt Portfolio had a net yield of 3.09% and a tax-equivalent yield of 4.91%.

NOTES

Like all money funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Each Portfolio's net yield for the year ended July 31, 1998, is the sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Cash Equivalent Fund                                                           2
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
INVESTMENTS AT JULY 31, 1998
(VALUE IN THOUSANDS)

---------------------------------------------------------
      CORPORATE OBLIGATIONS                         VALUE
      BANKING--3.5%
---------------------------------------------------------
      Merita, N.A.
       5.58%, 9/21/98                            $  4,961
---------------------------------------------------------
      Nordbanken N.A., Inc.
       5.57%, 9/8/98                                9,942
---------------------------------------------------------
   (a)Societe Generale
       5.59%, 10/16/98                             14,997
---------------------------------------------------------
                                                   29,900
      BUSINESS LOANS--16.3%
---------------------------------------------------------
      Broadway Capital Corp.
       5.78%, 10/28/98                              9,861
---------------------------------------------------------
      Corporate Receivables Corp.
       5.59%, 9/24/98                               9,917
---------------------------------------------------------
      Falcon Asset Securitization Corp.
       5.55% - 5.59%, 8/21/98 - 9/11/98            19,906
---------------------------------------------------------
      Gotham Capital Corp.
       5.77%, 10/13/98                             19,769
---------------------------------------------------------
      International Securitization Corp.
       5.57%, 9/3/98                                4,975
---------------------------------------------------------
      Madison Funding Corp.
       5.57%, 8/17/98                               9,975
---------------------------------------------------------
      Monte Rosa Capital Corp.
       5.63%, 8/21/98                               9,969
---------------------------------------------------------
      Old Line Funding Corp.
       5.60%, 8/26/98                               9,961
---------------------------------------------------------
      Preferred Receivables Funding Corp.
       5.59%, 9/23/98                               9,918
---------------------------------------------------------
      Quincy Capital Corp.
       5.58%, 9/21/98                               9,922
---------------------------------------------------------
      Sheffield Receivables Corp.
       5.59%, 8/10/98                               9,986
---------------------------------------------------------
      Wood Street Funding Corp.
       5.58%, 8/4/98 - 8/5/98                      14,992
---------------------------------------------------------
                                                  139,151
      CAPITAL AND EQUIPMENT LENDING--7.0%
---------------------------------------------------------
      Ace Overseas Corp.
       5.60%, 8/6/98                                4,996
---------------------------------------------------------
   (a)American Honda Finance Corp.
       5.64%, 8/14/98                              14,999
---------------------------------------------------------
   (a)Caterpillar Financial Services Corp.
       5.63%, 8/17/98                              10,000
---------------------------------------------------------

                                                    VALUE
      Centric Capital Corp.
       5.60%, 10/1/98                            $  9,906
---------------------------------------------------------
   (a)John Deere Capital Corp.
       5.56%, 8/10/98                               9,997
---------------------------------------------------------
      Sanwa Business Credit Corp.
       5.68%, 8/6/98                                9,992
---------------------------------------------------------
                                                   59,890

      CAPTIVE BUSINESS LENDING--6.5%
---------------------------------------------------------
      Enterprise Capital Funding Corp.
       5.56%, 8/14/98                              14,970
---------------------------------------------------------
   (a)FINOVA Capital Corp.
       5.74%, 9/11/98                              10,000
---------------------------------------------------------
      Golden Manager's Acceptance Corp.
       5.58%, 8/14/98                              14,970
---------------------------------------------------------
      Sony Capital Corp.
       5.54%, 8/4/98                               14,993
---------------------------------------------------------
                                                   54,933

   CONSUMER LENDING--8.2%
---------------------------------------------------------
   (a)Beneficial Corp.
       5.63%, 8/12/98                              10,000
---------------------------------------------------------
(a)(b)GMAC Mortgage Corporation of Pennsylvania
       5.82%, 8/3/98                                9,997
---------------------------------------------------------
   (a)Household Finance Corp.
       5.56%, 8/31/98                               9,995
---------------------------------------------------------
      J.C. Penney Funding Corp.
       5.57%, 9/25/98                              24,789
---------------------------------------------------------
      Sears Roebuck Acceptance Corp.
       5.60%, 9/4/98                               14,922
---------------------------------------------------------
                                                   69,703

      CONSUMER PRODUCTS AND SERVICES--2.9%
---------------------------------------------------------
      Coca-Cola Enterprises, Inc.
       5.59% - 5.60%, 8/17/98 - 8/20/98            24,934
---------------------------------------------------------

      DIVERSIFIED FINANCE--13.4%
---------------------------------------------------------
      Barton Capital Corp.
       5.61%, 10/5/98                              14,850
---------------------------------------------------------
   (a)CIT Group Holdings, Inc.
       5.57%, 8/3/98                                9,996
---------------------------------------------------------
      Clipper Receivables Corp.
       5.57%, 8/19/98                              19,945
---------------------------------------------------------

Cash Equivalent Fund                                                           3
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
INVESTMENTS AT JULY 31, 1998
(VALUE IN THOUSANDS)


------------------------------------------------------------
                                                       VALUE
   Commercial Credit Co.
    5.59%, 10/8/98                                  $  9,895
------------------------------------------------------------
   Eureka Securitization, Inc.
    5.59%, 8/10/98                                     9,986
------------------------------------------------------------
   General Electric Capital Corp.
    5.57%, 9/17/98                                     9,928
------------------------------------------------------------
   Heller Financial, Inc.
    5.83%, 8/18/98                                     9,973
------------------------------------------------------------
   Thunder Bay Funding, Inc.
    5.60%, 8/20/98                                     9,971
------------------------------------------------------------
   Twin Towers, Inc.
    5.60%, 8/10/98                                     9,986
------------------------------------------------------------
   Windmill Funding Corp.
    5.61%, 10/14/98                                    9,886
------------------------------------------------------------
                                                     114,416

   FINANCIAL SERVICES--10.0%
------------------------------------------------------------
(a)Bear Stearns Cos., Inc.
    5.64%, 8/6/98                                     10,000
------------------------------------------------------------
(a)CS First Boston, Inc.
    5.61%, 8/3/98                                      9,999
------------------------------------------------------------
(a)Goldman Sachs Group, L.P.
    5.60%, 8/7/98                                     10,000
------------------------------------------------------------
(a)Lehman Brothers Holdings, Inc.
    5.71%, 8/20/98                                    10,000
------------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
    5.62%, 8/4/98                                     10,000
------------------------------------------------------------
(a)Morgan Stanley, Dean Witter & Co.
    5.61%, 9/18/98                                    10,000
------------------------------------------------------------
   Salomon Smith Barney Holdings, Inc.
    5.59%, 8/4/98                                     14,979
(a) 5.74%, 8/4/98                                     10,000
------------------------------------------------------------
                                                      84,978
   HEALTH CARE--2.9%
------------------------------------------------------------
   Baxter International, Inc.
    5.60%, 8/14/98 - 9/23/98                          24,857
------------------------------------------------------------
   MANUFACTURING/INDUSTRIAL--3.5%
------------------------------------------------------------
   Cooper Industries, Inc.
    5.68%, 8/3/98                                      9,997
------------------------------------------------------------
   Monsanto Co.
    5.57% - 5.59%, 9/16/98 - 9/21/98                  19,851
------------------------------------------------------------
                                                      29,848


                                                    VALUE
   MUNICIPAL OBLIGATION--1.2%
------------------------------------------------------------
   California, Pollution Control Revenue
    5.62%, 9/11/98                                  $ 10,000
------------------------------------------------------------
   UTILITIES--1.2%
------------------------------------------------------------
   Brazos River Authority, Texas
    5.62%, 9/10/98                                    10,000
------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS--76.6%
   (average maturity: 31 days)                       652,610
------------------------------------------------------------
   BANK OBLIGATIONS
   CERTIFICATES OF DEPOSIT AND BANK NOTES--U.S. BANKS--16.8%
------------------------------------------------------------
(a)Amex Centurian Bank
    5.62%, 8/5/98                                     10,000
------------------------------------------------------------
(a)AmSouth Bank of Alabama
    5.54%, 8/24/98                                     9,999
------------------------------------------------------------
   Bank of America, N.A.
    5.58%, 8/24/98                                    10,000
------------------------------------------------------------
(a)Bank One
    5.60%, 8/4/98                                      9,999
------------------------------------------------------------
(a)Bankers Trust Co.
    5.58%, 8/3/98                                      9,996
------------------------------------------------------------
(a)Comerica Bank
    5.55%, 9/22/98                                     9,999
------------------------------------------------------------
(a)FCC National Bank
    5.55%, 8/3/98                                      9,994
------------------------------------------------------------
(a)First USA Bank
    5.99%, 9/28/98                                    10,013
------------------------------------------------------------
   Harris Trust and Savings Bank
    5.56%, 9/9/98                                     10,000
------------------------------------------------------------
(a)Key Bank, N.A.
    5.57%, 8/3/98                                      7,999
------------------------------------------------------------
   MBNA America Bank, N.A.
    5.65%, 9/14/98                                    10,000
------------------------------------------------------------
(a)Mellon Bank Corp.
    5.60%, 8/7/98                                      9,999
------------------------------------------------------------
(a)J.P. Morgan & Co., Inc.
    5.55%, 8/7/98                                      9,995
------------------------------------------------------------
   Nationsbank, N.A.
    5.58%, 11/2/98                                    15,000
------------------------------------------------------------
                                                     142,993

Cash Equivalent Fund                                                           4
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
INVESTMENTS AT JULY 31, 1998
(VALUE IN THOUSANDS)

---------------------------------------------------------
                                                    VALUE

   CERTIFICATES OF DEPOSIT--FOREIGN BANKS--4.1%
---------------------------------------------------------
(a)Banque Nationale de Paris
    5.62%, 8/3/98                                $ 10,000
---------------------------------------------------------
(a)National Bank of Canada
    5.60%, 8/5/98                                   9,999
---------------------------------------------------------
(a)Svenska Handelsbanken
    5.54%, 8/3/98                                  14,991
---------------------------------------------------------
                                                   34,990
---------------------------------------------------------
   TOTAL BANK OBLIGATIONS--20.9%
   (average maturity: 24 days)                    177,983
---------------------------------------------------------
(C)REPURCHASE AGREEMENTS--1.8%
   (average maturity: 46 days)
   (Dated 7/98, collateralized by Federal Home
   Loan Mortgage Corporation and Federal National
   Mortgage Association securities)
---------------------------------------------------------
   Goldman Sachs Group, L.P.
   (held at The Bank of New York)
    5.55%, 9/15/98                                 15,000
---------------------------------------------------------



                                                    VALUE
   U.S. GOVERNMENT AGENCY NOTE--2.3%
   (average maturity: 4 days)
(a)Student Loan Marketing Association
    5.45%, 8/4/98                                $ 19,995
---------------------------------------------------------
   TOTAL INVESTMENTS--101.6%
   (average maturity: 29 days)                    865,588
---------------------------------------------------------

   LIABILITIES, LESS OTHER ASSETS--(1.6)%         (13,996)
---------------------------------------------------------

   NET ASSETS--100%                              $851,592
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                           5
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO
INVESTMENTS AT JULY 31, 1998
(VALUE IN THOUSANDS)

-----------------------------------------------------------
   SHORT-TERM NOTES                                   VALUE

   (Issued or guaranteed by U.S. Government
   agencies or instrumentalities)
-----------------------------------------------------------
(a)Export-Import Bank of the United States
    Cathay Pacific Airways Limited
     5.75%, 10/16/98                               $  7,262
    KA Leasing, Ltd.
     5.81%, 8/13/98                                  12,286
    Kuwait Investment Authority
     5.72%, 8/13/98                                   7,519
   VARIG Brazilian Airlines
     5.81%, 10/15/98                                  4,700
-----------------------------------------------------------
(a)Federal Farm Credit Banks
     5.61%, 8/13/98                                  10,000
-----------------------------------------------------------
(a)Federal Home Loan Bank
     5.67%, 8/2/98                                   15,600
-----------------------------------------------------------
(a)Federal National Mortgage Association
     5.22%, 8/4/98                                   13,959
-----------------------------------------------------------
(a)Overseas Private Investment Corp.
    International Paper Co.
     5.64%, 10/15/98                                 10,150
   Omolon
     5.55%, 8/4/98                                    3,889
-----------------------------------------------------------
(a)Student Loan Marketing Association
     5.27%, 8/4/98                                   85,809
-----------------------------------------------------------
TOTAL SHORT-TERM NOTES--43.7%
(average maturity: 14 days)                         171,174
-----------------------------------------------------------


(c)REPURCHASE AGREEMENTS                              VALUE

   (Dated 4/98 - 7/98, collateralized by Federal
   Home Loan Mortgage Corporation, Federal National
   Mortgage Association and Government National
   Mortgage Association securities)
-----------------------------------------------------------
   Bear, Stearns Cos., Inc.
   (held at The Bank of New York)
     5.55% - 5.58%, 8/5/98 - 10/14/98              $ 50,000
-----------------------------------------------------------
   CS First Boston, Inc.
   (held at The Chase Manhattan Bank)
     5.58% - 5.63%, 8/5/98 - 9/23/98                 15,000
-----------------------------------------------------------
   Chase Securities, Inc.
   (held at The Chase Manhattan Bank)
     5.56% - 5.59%, 8/12/98 - 9/28/98                25,000
-----------------------------------------------------------
   Goldman Sachs Group, L.P.
   (held at The Bank of New York)
     5.55% - 5.56%, 8/26/98 - 9/30/98                 9,000
-----------------------------------------------------------
   Lehman Government Securities, Inc.
   (held at The Chase Manhattan Bank)
     5.65%, 8/3/98                                    8,000
-----------------------------------------------------------
   Morgan Stanley Dean Witter & Co.
   (held at The Bank of New York)
     5.54% - 5.56%, 8/3/98 - 8/19/98                 23,000
-----------------------------------------------------------
   Nomura Securities International, Inc.
   (held at The Bank of New York)
     5.57% - 5.60%, 10/1/98 - 10/21/98               56,000
-----------------------------------------------------------
   Salomon Smith Barney Holdings, Inc.
   (held at The Bank of New York)
     5.55% - 5.63%, 8/5/98 - 10/1/98                 31,000
-----------------------------------------------------------

   TOTAL REPURCHASE AGREEMENTS--55.4%
   (average maturity: 44 days)                      217,000
-----------------------------------------------------------

   TOTAL INVESTMENTS--99.1%
   (average maturity: 31 days)                      388,174
-----------------------------------------------------------

   CASH AND OTHER ASSETS,
   LESS LIABILITIES--.9%                              3,687
-----------------------------------------------------------

   NET ASSETS--100%                                $391,861
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                           6
--------------------------------------------------------------------------------

 TAX-EXEMPT PORTFOLIO
INVESTMENTS AT JULY 31, 1998
(VALUE IN THOUSANDS)

-----------------------------------------------------------
(a)VARIABLE RATE DEMAND SECURITIES                    VALUE
   CALIFORNIA
-----------------------------------------------------------
   Los Angeles
   Harbor Improvement Corp.
       3.75%                                       $  6,000
   Regional Airports Improvement Corp.
   Lease Revenue
       3.75%                                          3,845
   DISTRICT OF COLUMBIA
-----------------------------------------------------------
   General Obligation
       3.55%                                          5,720
   GEORGIA
-----------------------------------------------------------
   Gainesville
   Redevelopment Authority Revenue
       3.60%                                          4,000
   Laurens County
   Solid Waste Disposal Revenue
       3.65%                                          5,000
   ILLINOIS
-----------------------------------------------------------
   Alsip
   Industrial Development Revenue
       3.55%                                          3,750
-----------------------------------------------------------
   Development Finance Authority
      Adventist Health System
        3.60%                                         7,000
      Grecian Delight Foods Project
        3.65%                                         8,300
      Pollution Control Revenue
        3.50%                                         3,000
-----------------------------------------------------------
   Rockford
   Industrial Project Revenue
       3.65%                                          4,000
-----------------------------------------------------------
   Student Assistance Commission
       3.55%                                          4,800
   INDIANA
-----------------------------------------------------------
   Ossian
   Economic Development Revenue
       3.70%                                          3,200
   KANSAS
-----------------------------------------------------------
   Kansas City
   Pollution Control Revenue
       3.70%                                         17,835
   KENTUCKY
-----------------------------------------------------------
   Boone County
   Pollution Control Revenue
       3.55%                                          8,000



                                                      VALUE
   MICHIGAN
-----------------------------------------------------------
   Strategic Fund Limited Obligation Revenue
        Alpha Technology Corp.
          4.15%                                    $  3,500
        Continental Aluminum Project
          3.65%                                       4,200
   MINNESOTA
-----------------------------------------------------------
   Owatonna
   Hospital Revenue
       3.65%                                          5,500
   NEVADA
-----------------------------------------------------------
   Department of Business and Industry
       3.70%                                          4,700
   NORTH CAROLINA
-----------------------------------------------------------
   Wake County
   Pollution Control Financing Authority Revenue
       4.25%                                          3,000
-----------------------------------------------------------
   Winston-Salem
   Multi-Family Housing
       3.60%                                          4,000
   OHIO
-----------------------------------------------------------
   Butler County
   Industrial Development Revenue
       3.70%                                          4,025
-----------------------------------------------------------
   Medina County
   Health Care Facilities Revenue
       3.60%                                          3,000
   OKLAHOMA
-----------------------------------------------------------
   Development Finance Authority Revenue
       3.70%                                          3,200
   PENNSYLVANIA
-----------------------------------------------------------
   Delaware County
   Redevelopment Authority
       4.27%                                          8,000
-----------------------------------------------------------
   Delaware Valley
   Regional Finance Authority
       3.45%                                          7,500
-----------------------------------------------------------
   Emmaus
   General Authority Revenue
       3.50%                                          9,900
-----------------------------------------------------------
   Lehigh County
   Industrial Development Authority
       3.55%                                          4,900
   TENNESSEE
-----------------------------------------------------------
   Coffee County
   Eagle-Picher Hillsdale Tool Project
       3.75%                                          4,000

Cash Equivalent Fund                                                           7
--------------------------------------------------------------------------------

 TAX-EXEMPT PORTFOLIO
INVESTMENTS AT JULY 31, 1998
(VALUE IN THOUSANDS)


-----------------------------------------------------------
                                                    VALUE
TEXAS
-----------------------------------------------------------
Waxahachie
Industrial Development Authority
    3.95%                                          $  4,100
VERMONT
-----------------------------------------------------------
Economic Development Authority
    4.00%                                             5,000
WASHINGTON
-----------------------------------------------------------
Port of Vancouver
    3.55%                                             5,000
-----------------------------------------------------------
TOTAL VARIABLE RATE
DEMAND SECURITIES--50.4%
(average maturity: 7 days)                          167,975
-----------------------------------------------------------
OTHER SECURITIES
ALASKA
-----------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.55% - 3.75%, 8/13/98 - 9/14/98                  5,600
ARIZONA
-----------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.55%, 9/18/98                                    7,700
FLORIDA
-----------------------------------------------------------
Jacksonville
Electric Authority
    3.55% - 3.65%, 8/12/98 - 9/17/98                 11,600
-----------------------------------------------------------
Orlando
Capital Improvement Revenue
    3.60%, 9/23/98                                    2,600
-----------------------------------------------------------
Sunshine State
Governmental Financing Commission
    3.60%, 9/23/98                                    3,100
GEORGIA
-----------------------------------------------------------
Municipal Electric Authority
    3.60% - 3.65%, 9/22/98 - 9/23/98                  7,400
ILLINOIS
-----------------------------------------------------------
Decatur
Water Revenue
    4.25%, 8/20/98                                    3,000
-----------------------------------------------------------
Educational Facilities Authority
    3.60% - 3.75%, 9/24/98 - 10/20/98                 8,500
-----------------------------------------------------------
Health Facilities Authority
    3.80%, 8/14/98                                    7,700


                                                    VALUE
INDIANA
-----------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.60%, 10/20/98                                $  8,000
KANSAS
-----------------------------------------------------------
Burlington
Pollution Control Revenue
    3.65%, 8/13/98 - 11/13/98                         7,025
KENTUCKY
-----------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.55% - 3.75%, 8/13/98 - 10/14/98                10,570
LOUISIANA
-----------------------------------------------------------
Industrial District of West Baton Rouge
Pollution Conrol Revenue
    3.70%, 8/11/98                                    5,000
-----------------------------------------------------------
Public Facilities Authority
    3.65%, 8/11/98                                    6,100
MARYLAND
-----------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    3.65%, 9/23/98                                    3,380
NEBRASKA
-----------------------------------------------------------
Omaha
Public Power District
    3.65% - 3.75%, 9/15/98 - 11/13/98                 4,000
NEW YORK
-----------------------------------------------------------
Long Island Power Authority
    3.70% - 3.75%, 8/13/98 - 9/9/98                   8,000
-----------------------------------------------------------
Power Authority of New York
    3.75%, 9/11/98                                    5,000
TEXAS
-----------------------------------------------------------
Austin
Combined Utility System
    3.80%, 8/14/98                                    2,747
-----------------------------------------------------------
Dallas
Area Rapid Transit
    3.65% - 3.75%, 8/13/98 - 9/14/98                  7,400
-----------------------------------------------------------
Houston
Water and Sewer System
    3.75%, 8/12/98 - 9/17/98                          9,000
-----------------------------------------------------------
Municipal Power Agency
    3.65%, 8/14/98                                    7,000

Cash Equivalent Fund                                                           8
--------------------------------------------------------------------------------

 TAX-EXEMPT PORTFOLIO
INVESTMENTS AT JULY 31, 1998
(VALUE IN THOUSANDS)

-----------------------------------------------------------
                                                    VALUE
Public Finance Authority
    3.65%, 8/12/98                                 $  3,500
-----------------------------------------------------------
Tax and Revenue Anticipation Notes
    3.69%, 8/31/98                                    3,002
UTAH
-----------------------------------------------------------
General Obligation
    3.75%, 9/11/98                                    3,500
VIRGINIA
-----------------------------------------------------------
Chesterfield County
Industrial Development Authority
    3.55%, 8/13/98                                    4,000
-----------------------------------------------------------
Louisa County
Industrial Development Authority
    3.65%, 8/17/98 - 9/22/98                          5,400



                                                    VALUE
WISCONSIN
-----------------------------------------------------------
Transportation Revenue
    3.75%, 8/12/98                                 $  4,394
-----------------------------------------------------------

TOTAL OTHER
SECURITIES--49.2%
(average maturity: 38 days)                         164,218
-----------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(average maturity: 22 days)                         332,193
-----------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.4%                                 1,234
-----------------------------------------------------------

NET ASSETS--100%                                   $333,427
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                           9
--------------------------------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1998. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1998, the value of illiquid securities was $9,997,000 in the Money Market Portfolio, which represented 1.2% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                          10
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH EQUIVALENT FUND

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Cash Equivalent Fund, as of July 31, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Cash Equivalent Fund at July 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1994, in conformity with generally accepted accounting principles.

                                       ERNST & YOUNG LLP

Chicago, Illinois
September 17, 1998

Cash Equivalent Fund                                                          11
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STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1998
(IN THOUSANDS)



-------------------------------------------------------------------------------------------------------
                                                                MONEY        GOVERNMENT
                                                               MARKET        SECURITIES      TAX-EXEMPT
ASSETS                                                        PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $850,588        171,174         332,193
-------------------------------------------------------------------------------------------------------
  Repurchase agreements                                         15,000        217,000              --
-------------------------------------------------------------------------------------------------------
  Cash                                                              --          2,981             645
-------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                       2,195          2,306           1,663
-------------------------------------------------------------------------------------------------------
  Fund shares sold                                                 249             --              --
-------------------------------------------------------------------------------------------------------
      Total assets                                             868,032        393,461         334,501
-------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------
Cash overdraft                                                  11,950             --              --
-------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                      1,779            810             459
-------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                           1,495            341             209
-------------------------------------------------------------------------------------------------------
  Management fee                                                   143             66              64
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                        267            124              96
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           279            107             100
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                         527            152             146
-------------------------------------------------------------------------------------------------------
      Total liabilities                                         16,440          1,600           1,074
-------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $851,592        391,861         333,427
-------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------
Shares outstanding                                             851,592        391,861         333,427
-------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                   $1.00           1.00            1.00
-------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                          12
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 1998
(IN THOUSANDS)



-------------------------------------------------------------------------------------------------------
                                                                MONEY        GOVERNMENT
                                                               MARKET        SECURITIES      TAX-EXEMPT
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                              -----------------------------------------
INTEREST INCOME                                                $53,253         23,387          16,070
-------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                 1,868            834             945
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                      3,530          1,577           1,416
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         2,689            949             321
-------------------------------------------------------------------------------------------------------
  Reports to shareholders                                           81             34              42
-------------------------------------------------------------------------------------------------------
  Registration costs                                               100             46              50
-------------------------------------------------------------------------------------------------------
  Professional fees                                                 47             20              21
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                         108             54              33
-------------------------------------------------------------------------------------------------------
    Total expenses                                               8,423          3,514           2,828
-------------------------------------------------------------------------------------------------------
Net investment income                                          $44,830         19,873          13,242
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 1998 AND 1997
(IN THOUSANDS)



-----------------------------------------------------------------------------------------------------------------------------
                                                      MONEY MARKET           GOVERNMENT SECURITIES          TAX-EXEMPT
                                                        PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                                -----------------------------------------------------------------------------
                                                   1998          1997          1998         1997         1998         1997
                                                -----------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                           $    44,830        68,545       19,873       34,785       13,242       18,954
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                   (44,830)      (68,545)     (19,873)     (34,785)     (13,242)     (18,954)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts
and number of shares are the same):

Shares sold                                       3,846,037     5,384,970    3,401,622    3,223,496    1,244,764    2,237,435
-----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends           44,898        66,935       19,761       33,510       13,241       18,560
-----------------------------------------------------------------------------------------------------------------------------
                                                  3,890,935     5,451,905    3,421,383    3,257,006    1,258,005    2,255,995
Shares redeemed                                  (4,009,859)   (7,255,984)  (3,433,559)  (4,447,097)  (1,369,517)  (2,742,620)
-----------------------------------------------------------------------------------------------------------------------------
Net decrease from capital share transactions
and total decrease in net assets                   (118,924)   (1,804,079)     (12,176)  (1,190,091)    (111,512)    (486,625)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                   970,516     2,774,595      404,037    1,594,128      444,939      931,564
-----------------------------------------------------------------------------------------------------------------------------
End of year                                     $   851,592       970,516      391,861      404,037      333,427      444,939
-----------------------------------------------------------------------------------------------------------------------------

Cash Equivalent Fund                                                          13
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1  DESCRIPTION OF THE
   FUND Cash Equivalent Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2  SIGNIFICANT
   ACCOUNTING POLICIES            INVESTMENT VALUATION
                                  Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                                  INVESTMENT TRANSACTIONS AND INTEREST INCOME
                                  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                                  EXPENSES
                                  Expenses arising in connection with a
                                  Portfolio are allocated to that Portfolio.
                                  Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

                                  FUND SHARE VALUATION AND DIVIDENDS TO
                                  SHAREHOLDERS
                                  Fund shares are sold and redeemed on a
                                  continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

                                  FEDERAL INCOME TAXES
                                  Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

3  TRANSACTIONS WITH
   AFFILIATES                     MANAGEMENT AGREEMENT
                                  The Fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder
                                  Kemper) and pays a monthly investment
                                  management fee for the Money Market and
                                  Government Securities Portfolios of 1/12 of the annual rate of .22% of the first $500 million of combined average daily net assets of those Portfolios declining to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets of such Portfolio declining

Cash Equivalent Fund                                                          14
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                  to .15% of average daily net assets in
                                  excess of $3 billion. During the year
                                  ended July 31, 1998, the Fund incurred
                                  management fees of $3,647,000.

                                  DISTRIBUTION AGREEMENT
                                  The Fund also has an administration,
                                  shareholder services and distribution
                                  agreement with Kemper Distributors, Inc.
                                  (KDI). For its services as primary
                                  distributor, the Fund pays KDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio. For the year ended July 31, 1998, the Fund incurred distribution fees of $6,523,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate ranging from .15% to .40% for the Money Market and Government Securities Portfolios, and from .15% to .33% for the Tax-Exempt Portfolio. During the year ended July 31, 1998, KDI paid fees of $6,256,000 to various firms pursuant to the related service agreements.


                                  SHAREHOLDER SERVICES AGREEMENT
                                  Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company
                                  (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $2,948,000 for the year ended July 31, 1998.


                                  OFFICERS AND TRUSTEES
                                  Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended July 31, 1998, the Fund made no payments to its officers and incurred trustees' fees of $74,000 to independent trustees.

Cash Equivalent Fund                                                          15
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
MONEY MARKET PORTFOLIO                                          1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                               $1.00       1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income                                              .05        .05          .05          .05          .03
------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .05        .05          .05          .05          .03
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $1.00       1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      4.93%      4.78         4.94         4.95         2.82
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           .91%       .93          .89          .87          .88
------------------------------------------------------------------------------------------------------------------------
Net investment income                                             4.83%      4.64         4.86         4.84         2.78
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $851,592    970,516    2,774,595    3,593,294    3,387,245
------------------------------------------------------------------------------------------------------------------------

Note:

The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.

                                                                                 YEAR ENDED JULY 31,
GOVERNMENT SECURITIES PORTFOLIO                                 1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                               $1.00       1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income                                              .05        .05          .05          .05          .03
------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .05        .05          .05          .05          .03
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $1.00       1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      4.89%      4.85         5.00         4.96         2.82
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           .85%       .83          .79          .81          .81
------------------------------------------------------------------------------------------------------------------------
Net investment income                                             4.79%      4.73         4.90         4.87         2.72
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $391,861    404,037    1,594,128    1,785,098    1,538,011
------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED JULY 31,
TAX-EXEMPT PORTFOLIO                                              1998       1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                               $1.00       1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income                                              .03        .03          .03          .03          .02
------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .03        .03          .03          .03          .02
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $1.00       1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      3.13%      3.03         3.11         3.21         2.05
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           .66%       .71          .70          .68          .68
------------------------------------------------------------------------------------------------------------------------
Net investment income                                             3.09%      2.97         3.08         3.15         2.02
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $333,427    444,939      931,564    1,109,861    1,136,901
------------------------------------------------------------------------------------------------------------------------

Cash Equivalent Fund                                                          16
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

TAX INFORMATION

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Portfolio to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Of the dividends paid from the Tax-Exempt Portfolio for the taxable year ended July 31, 1998, 100% are designated as exempt interest dividends for federal income tax purposes. However, a portion of the dividends may be includable in the alternative minimum tax calculation.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

                                                                 Cash Equivalent
                                                                 Fund

                                                                   Annual Report
                                                                   July 31, 1998

INVESTMENT MANAGER
Scudder Kemper Investments, Inc.

PRINCIPAL UNDERWRITER
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a prospectus.

CEF-2  1057670  9/98    [LOGO] printed on recycled paper